Significant accounting policies - Schedule of Financial Statements of Subsidiaries (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Jul. 18, 2025	Apr. 30, 2025	May 31, 2025	Jan. 31, 2024	Jan. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Statements of Subsidiaries [Line Items]
Percentage of NCI (%)					16.00%
Lifezone Holdings Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						Isle of Man
Principal place of Business						United Kingdom
Percentage of ownership (%)						100.00%	100.00%
Lifezone Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						Isle of Man
Principal place of Business						United Kingdom
Percentage of ownership (%)						100.00%	100.00%
Lifezone US Holdings Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						United Kingdom
Principal place of Business						United Kingdom
Percentage of ownership (%)						100.00%	100.00%
Lifezone Holdings US, LLC
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						United State of America
Principal place of Business						United State of America
Percentage of ownership (%)						100.00%	100.00%
Lifezone Services US, LLC
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Service company
Country of incorporation						United State of America
Principal place of Business						United State of America
Percentage of ownership (%)						100.00%	100.00%
Lifezone Recycling US, LLC
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Recycling
Country of incorporation						United State of America
Principal place of Business						United State of America
Percentage of ownership (%)		94.00%	94.44%				94.00%
Lifezone Recycling US, LLC | Lifezone and Glencore
Schedule of Financial Statements of Subsidiaries [Line Items]
Amount funded into entity			$ 2,000	$ 1,500
LZ Services Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Service company
Country of incorporation						United Kingdom
Principal place of Business						United Kingdom
Percentage of ownership (%)						100.00%	100.00%
Kabanga Holdings Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						The Cayman Islands
Principal place of Business						The Cayman Islands
Percentage of ownership (%)						100.00%	83.00%
Kabanga Nickel Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						Tanzania
Principal place of Business						Tanzania
Percentage of ownership (%)						100.00%	83.00%
Kabanga Nickel Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						United Kingdom
Principal place of Business						United Kingdom
Percentage of ownership (%)	100.00%					100.00%	83.00%
Kabanga Nickel Limited | BHP
Schedule of Financial Statements of Subsidiaries [Line Items]
Percentage of interest	17.00%
Kagera Mining Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Mining
Country of incorporation						Tanzania
Principal place of Business						Tanzania
Percentage of ownership (%)						100.00%	83.00%
Lifezone Asia-Pacific Pty Ltd
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Service company
Country of incorporation						Australia
Principal place of Business						Australia
Percentage of ownership (%)						100.00%	100.00%
The Simulus Group Pty Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						Australia
Principal place of Business						Australia
Percentage of ownership (%)						100.00%	100.00%
Simulus Pty Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Laboratory and engineering
Country of incorporation						Australia
Principal place of Business						Australia
Percentage of ownership (%)						100.00%	100.00%
Romanex International Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Holding company
Country of incorporation						Canada
Principal place of Business						Canada
Percentage of ownership (%)						100.00%	83.00%
Tembo Nickel Corporation Limited (TNCL)
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Mining
Country of incorporation						Tanzania
Principal place of Business						Tanzania
Percentage of ownership (%)						84.00%	70.00%
Tembo Nickel Mining Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Mining
Country of incorporation						Tanzania
Principal place of Business						Tanzania
Percentage of ownership (%)						84.00%	70.00%
Tembo Nickel Refining Company Limited
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities						Refining
Country of incorporation						Tanzania
Principal place of Business						Tanzania
Percentage of ownership (%)						84.00%	70.00%